Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 3,872	$ 3,920
Percentage of defined benefit plan assets	100.00%	100.00%
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,354	1,466
Percentage of defined benefit plan assets	35.00%	38.00%
U.S. Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	766	879
U.S. Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	443	457
U.S. Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	145	130
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	767	789
Percentage of defined benefit plan assets	20.00%	20.00%
International Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	476	533
International Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	291	256
Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	187	203
Percentage of defined benefit plan assets	5.00%	5.00%
Emerging Market Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	59	67
Emerging Market Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	128	136
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	522	472
Percentage of defined benefit plan assets	14.00%	12.00%
Corporate Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		23
Corporate Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	522	449
Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	509	539
Percentage of defined benefit plan assets	13.00%	14.00%
Government Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		6
Government Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	509	533
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	130	135
Percentage of defined benefit plan assets	3.00%	3.00%
High Yield Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		2
High Yield Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	130	133
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	403	316
Percentage of defined benefit plan assets	10.00%	8.00%
Other [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	120	33
Other [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	161	164
Other [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	122	119
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,421	1,543
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,184	2,128
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 267	$ 249